Segment and geographic information - Business segments' results (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting Information [Line Items]
Net gain on trading	¥ 563,269	¥ 368,799	¥ 310,040
US Client [Member]
Segment Reporting Information [Line Items]
Gains arising from transactions included in Non-interest revenue and Non-interest expense	12,025
Gain (loss) on margin calls prime brokerage transactions		(65,362)	(245,749)
Net gain on trading	9,954	(56,073)	(204,188)
Non-interest expenses - Other	¥ (2,071)	9,289	¥ 41,561
US Client [Member] | Subsidiaries [Member]
Segment Reporting Information [Line Items]
Gains arising from transactions included in Non-interest revenue and Non-interest expense		14,696
Net gain on trading		12,161
Non-interest expenses - Other		¥ (2,535)